Summary of Significant Accounting Policies - Schedule of Contract Assets and Liabilities (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Contract liabilities type：
Total contract liabilities	¥ 3,468,237	$ 511,155	¥ 2,379,009	¥ 2,115,522
In time [Member]
Contract liabilities type：
Total contract liabilities	3,468,237		1,416,745	2,115,522
Over time [Member]
Contract liabilities type：
Total contract liabilities	¥ 0		¥ 962,264